EQUITY INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	1 Months Ended			3 Months Ended	12 Months Ended
	Apr. 30, 2018 USD ($)	Feb. 28, 2018 USD ($)	Feb. 28, 2017 USD ($)	Apr. 30, 2018 USD ($)	Jan. 03, 2021 USD ($)	Jan. 03, 2021 CNY (¥)	Dec. 29, 2019 USD ($)	Dec. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Nov. 30, 2015 MW	Dec. 31, 2013 USD ($)
Schedule of Equity Method Investments [Line Items]
Equity investments without readily determinable fair value					$ 4,000		$ 7,860
Additional amount invested					0		0	$ 13,348
Equity method investments					25,707		26,533
Proceeds from sale of unconsolidated investee					3,200	¥ 21,900
Assets					980,343		990,211
Liabilities					541,056		622,688
SPML Land, Inc. | Variable Interest Entity, Primary Beneficiary
Schedule of Equity Method Investments [Line Items]
Assets					21,400
Liabilities					$ 9,900
Huansheng Photovoltaic (Jiangsu) Co., Ltd.
Schedule of Equity Method Investments [Line Items]
Equity investments without readily determinable fair value										$ 9,200
Equity securities without readily determinable fair value, ownership percentage										15.00%
Equity method investment, ownership percentage	20.00%		20.00%	20.00%	20.00%
Additional amount invested	$ 7,000	$ 6,300	$ 9,000
Amount invested, less reinvested dividends			7,700
Reinvested dividends			$ 1,300	$ 700
Equity method investments					$ 25,707		26,533
CCPV
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage												25.00%
Equity method investments												$ 16,400
Deca Technologies, Inc.
Schedule of Equity Method Investments [Line Items]
Equity investments without readily determinable fair value					$ 4,000		$ 5,200
Equity securities without readily determinable fair value, ownership percentage					8.00%
Proceeds from dividends received					$ 2,500
Equity securities, gain					1,300
Hohhot
Schedule of Equity Method Investments [Line Items]
Equity investments without readily determinable fair value									$ 2,700
Power capacity (in mw) | MW											300
Gain on disposal					$ 500
Hohhot | SunPower
Schedule of Equity Method Investments [Line Items]
Equity securities without readily determinable fair value, ownership percentage									460.00%
SPML Land, Inc.
Schedule of Equity Method Investments [Line Items]
Variable interest entity, ownership percentage					40.00%	40.00%
Ownership by employees					60.00%